JPMorgan Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.3%
Aerospace & Defense — 1.6%
Howmet Aerospace, Inc.	64,555	6,177,914
Northrop Grumman Corp.	4,035	1,954,231
Textron, Inc.	42,899	3,985,317
TransDigm Group, Inc.	3,967	5,134,171
		17,251,633
Air Freight & Logistics — 0.9%
FedEx Corp.	13,352	4,035,642
United Parcel Service, Inc., Class B	47,810	6,232,990
		10,268,632
Automobile Components — 0.1%
Aptiv plc *	21,075	1,462,394
Automobiles — 1.2%
Tesla, Inc. * (a)	55,121	12,791,930
Banks — 3.5%
Bank of America Corp.	312,797	12,608,847
Citigroup, Inc.	22,042	1,430,085
Fifth Third Bancorp	118,188	5,004,080
Truist Financial Corp.	142,634	6,374,313
US Bancorp	87,610	3,931,937
Wells Fargo & Co. (a)	164,746	9,776,028
		39,125,290
Beverages — 1.8%
Coca-Cola Co. (The) (a)	159,236	10,627,411
Monster Beverage Corp. *	72,741	3,742,524
PepsiCo, Inc. (a)	32,833	5,669,274
		20,039,209
Biotechnology — 2.9%
AbbVie, Inc. (a)	75,541	13,999,258
Biogen, Inc. *	8,485	1,809,002
BioMarin Pharmaceutical, Inc. *	5,393	454,792
Neurocrine Biosciences, Inc. *	7,268	1,028,931
Regeneron Pharmaceuticals, Inc. *	6,598	7,120,495
Sarepta Therapeutics, Inc. *	3,533	502,534
Vertex Pharmaceuticals, Inc. *	14,612	7,243,461
		32,158,473
Broadline Retail — 4.2%
Amazon.com, Inc. * (a)	249,856	46,718,075
Building Products — 1.5%
Carrier Global Corp.	72,288	4,923,536
Masco Corp.	34,364	2,675,237
Trane Technologies plc	27,702	9,260,225
		16,858,998
Capital Markets — 2.4%
Ameriprise Financial, Inc.	2,337	1,005,073

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Charles Schwab Corp. (The)	58,680	3,825,349
CME Group, Inc.	28,351	5,491,872
Goldman Sachs Group, Inc. (The) (a)	14,624	7,444,055
Intercontinental Exchange, Inc.	32,121	4,868,259
State Street Corp.	51,810	4,402,296
		27,036,904
Chemicals — 1.8%
Dow, Inc.	91,745	4,997,350
Eastman Chemical Co.	7,370	761,542
Linde plc	21,466	9,734,831
LyondellBasell Industries NV, Class A	28,593	2,843,860
PPG Industries, Inc.	14,061	1,785,466
		20,123,049
Commercial Services & Supplies — 0.1%
Cintas Corp.	1,280	977,843
Communications Equipment — 0.1%
Motorola Solutions, Inc.	3,928	1,566,958
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2,655	1,575,344
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp. (a)	10,588	8,703,336
Distributors — 0.1%
LKQ Corp.	16,547	686,701
Electric Utilities — 2.2%
NextEra Energy, Inc. (a)	107,305	8,197,029
NRG Energy, Inc.	5,422	407,571
PG&E Corp.	293,028	5,347,761
Southern Co. (The)	117,038	9,775,014
		23,727,375
Electrical Equipment — 0.4%
AMETEK, Inc.	3,896	675,878
Eaton Corp. plc	12,818	3,906,798
		4,582,676
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd.	7,355	1,135,097
Energy Equipment & Services — 0.1%
Baker Hughes Co.	41,920	1,623,142
Entertainment — 0.3%
Netflix, Inc. *	3,423	2,150,842
Warner Music Group Corp., Class A	40,530	1,216,305
		3,367,147
Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B * (a)	35,530	15,579,905

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Block, Inc. *	11,279	697,945
Corpay, Inc. *	14,303	4,173,901
Fidelity National Information Services, Inc.	59,023	4,534,737
Mastercard, Inc., Class A (a)	37,915	17,581,565
Visa, Inc., Class A (a)	47,757	12,687,602
		55,255,655
Food Products — 0.9%
Hershey Co. (The)	8,151	1,609,659
Mondelez International, Inc., Class A (a)	129,259	8,834,853
		10,444,512
Ground Transportation — 1.2%
CSX Corp.	116,770	4,098,627
Uber Technologies, Inc. *	94,422	6,087,387
Union Pacific Corp.	11,321	2,793,230
		12,979,244
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	15,177	1,607,851
Baxter International, Inc.	21,044	753,796
Boston Scientific Corp. * (a)	75,089	5,547,575
Dexcom, Inc. *	9,096	616,891
Medtronic plc	62,620	5,029,638
Stryker Corp.	24,219	7,930,512
		21,486,263
Health Care Providers & Services — 2.7%
Elevance Health, Inc.	9,288	4,941,495
HCA Healthcare, Inc.	3,747	1,360,348
Humana, Inc.	7,218	2,610,101
McKesson Corp.	3,060	1,888,081
UnitedHealth Group, Inc. (a)	32,132	18,513,173
		29,313,198
Health Care REITs — 0.6%
Ventas, Inc.	72,823	3,964,484
Welltower, Inc.	23,570	2,622,163
		6,586,647
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	1,794	6,664,728
Chipotle Mexican Grill, Inc. *	89,055	4,837,468
Expedia Group, Inc. *	21,022	2,683,879
Hilton Worldwide Holdings, Inc.	16,231	3,484,309
McDonald's Corp.	19,306	5,123,812
Royal Caribbean Cruises Ltd. *	25,125	3,937,590
Yum! Brands, Inc.	39,088	5,192,059
		31,923,845

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 0.3%
Lennar Corp., Class A	9,599	1,698,351
Toll Brothers, Inc.	8,663	1,236,297
		2,934,648
Household Products — 0.5%
Church & Dwight Co., Inc.	23,045	2,258,641
Procter & Gamble Co. (The)	17,966	2,888,214
		5,146,855
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	8,125	643,663
Industrial Conglomerates — 1.0%
Honeywell International, Inc. (a)	54,277	11,113,216
Industrial REITs — 0.6%
Prologis, Inc.	55,618	7,010,649
Insurance — 2.2%
Aflac, Inc.	27,320	2,605,782
Aon plc, Class A	8,246	2,708,893
MetLife, Inc.	42,655	3,278,037
Principal Financial Group, Inc.	27,453	2,237,694
Progressive Corp. (The)	33,080	7,083,090
Travelers Cos., Inc. (The)	26,964	5,836,088
		23,749,584
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A (a)	140,534	24,107,202
Alphabet, Inc., Class C (a)	106,119	18,374,505
Meta Platforms, Inc., Class A (a)	61,053	28,989,796
		71,471,503
IT Services — 1.0%
Accenture plc, Class A (Ireland)	18,395	6,081,755
Cognizant Technology Solutions Corp., Class A	66,039	4,997,831
		11,079,586
Life Sciences Tools & Services — 1.5%
Danaher Corp.	24,338	6,743,573
Thermo Fisher Scientific, Inc.	16,409	10,064,296
		16,807,869
Machinery — 1.4%
Deere & Co. (a)	20,810	7,740,904
Ingersoll Rand, Inc.	20,232	2,031,293
Otis Worldwide Corp.	59,111	5,585,989
		15,358,186
Media — 1.1%
Charter Communications, Inc., Class A *	7,377	2,801,195

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Comcast Corp., Class A (a)	199,671	8,240,422
Liberty Media Corp-Liberty SiriusXM, Class A *	35,821	810,271
		11,851,888
Metals & Mining — 0.1%
Nucor Corp.	8,649	1,409,268
Multi-Utilities — 0.2%
CMS Energy Corp.	38,827	2,515,990
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	12,172	1,953,241
ConocoPhillips (a)	63,579	7,069,985
Diamondback Energy, Inc.	22,492	4,550,356
EOG Resources, Inc. (a)	53,362	6,766,302
EQT Corp.	15,416	532,006
Exxon Mobil Corp. (a)	158,028	18,740,540
		39,612,430
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	45,906	1,974,876
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	9,255	921,891
Kenvue, Inc.	118,841	2,197,370
		3,119,261
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	132,658	6,309,214
Eli Lilly & Co. (a)	17,012	13,682,241
Johnson & Johnson (a)	42,580	6,721,253
Merck & Co., Inc.	51,274	5,800,628
		32,513,336
Professional Services — 0.4%
Leidos Holdings, Inc.	27,132	3,917,861
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	35,640	2,447,755
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc. * (a)	49,390	7,135,867
Analog Devices, Inc. (a)	39,878	9,226,972
Broadcom, Inc.	64,397	10,347,310
Lam Research Corp. (a)	3,521	3,243,686
Micron Technology, Inc.	61,182	6,719,007
NVIDIA Corp.	631,997	73,956,289
NXP Semiconductors NV (China) (a)	35,288	9,286,390
Qorvo, Inc. *	2,251	269,670
Texas Instruments, Inc. (a)	49,111	10,009,313
		130,194,504
Software — 10.3%
Adobe, Inc. * (a)	3,617	1,995,318

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Cadence Design Systems, Inc. *	6,518	1,744,608
Intuit, Inc.	12,018	7,779,852
Microsoft Corp. (a)	196,726	82,300,322
Salesforce, Inc.	35,871	9,283,415
ServiceNow, Inc. * (a)	13,028	10,609,873
		113,713,388
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	26,232	3,921,421
SBA Communications Corp.	16,505	3,623,508
		7,544,929
Specialty Retail — 2.8%
AutoZone, Inc. *	2,693	8,439,027
Best Buy Co., Inc.	25,692	2,222,872
Burlington Stores, Inc. *	10,634	2,768,243
Lowe's Cos., Inc. (a)	47,517	11,665,899
O'Reilly Automotive, Inc. *	1,640	1,847,197
Ross Stores, Inc.	27,030	3,871,507
		30,814,745
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc. (a)	360,484	80,056,287
Hewlett Packard Enterprise Co.	111,077	2,211,543
Seagate Technology Holdings plc	53,219	5,437,385
Western Digital Corp. *	18,387	1,232,848
		88,938,063
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	4,343	1,123,360
Tobacco — 0.5%
Altria Group, Inc.	32,430	1,589,394
Philip Morris International, Inc.	29,331	3,377,758
		4,967,152
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	3,147	2,382,594
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	20,254	3,691,899
Total Common Stocks (Cost $1,020,219,647)		1,107,818,628
	NO. OF CONTRACTS
Options Purchased — 0.6%
Put Options Purchased — 0.6%
SPDR S&P 500 ETF Trust
8/30/2024 at USD 498.00, American Style
Notional Amount: USD 390,909,857
Counterparty: Exchange-Traded *	7,097	518,081

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — continued
Put Options Purchased — continued
9/30/2024 at USD 515.00, American Style
Notional Amount: USD 390,909,857
Counterparty: Exchange-Traded *	7,097	2,384,592
10/31/2024 at USD 521.00, American Style
Notional Amount: USD 330,486,000
Counterparty: Exchange-Traded *	6,000	3,588,000
Total Put Options Purchased (Cost $8,643,708)		6,490,673
	SHARES
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $9,440,677)	9,440,677	9,440,677
Total Investments — 101.8% (Cost $1,038,304,032)		1,123,749,978
Liabilities in Excess of Other Assets — (1.8)%		(19,486,258)
NET ASSETS — 100.0%		1,104,263,720

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.
Written Call Options Contracts as of July 31, 2024

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	7,097	USD 390,909,857	USD 555.00	8/30/2024	(5,741,473)
SPDR S&P 500 ETF Trust	Exchange-Traded	7,097	USD 390,909,857	USD 573.00	9/30/2024	(2,860,091)
SPDR S&P 500 ETF Trust	Exchange-Traded	6,000	USD 330,486,000	USD 581.00	10/31/2024	(2,871,000)
						(11,472,564)
Written Put Options Contracts as of July 31, 2024

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	7,097	USD 390,909,857	USD 420.00	8/30/2024	(106,455)
SPDR S&P 500 ETF Trust	Exchange-Traded	7,097	USD 390,909,857	USD 434.00	9/30/2024	(400,981)
SPDR S&P 500 ETF Trust	Exchange-Traded	6,000	USD 330,486,000	USD 440.00	10/31/2024	(681,000)
						(1,188,436)
Total Written Options Contracts (Premiums Received $11,502,077)						(12,661,000)

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,123,749,978	$—	$—	$1,123,749,978
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(11,472,564)	$—	$—	$(11,472,564)
Put Options Written	(1,188,436)	—	—	(1,188,436)
Total Depreciation in Other Financial Instruments	$(12,661,000)	$—	$—	$(12,661,000)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$451,185	$23,753,336	$14,763,844	$—	$—	$9,440,677	9,440,677	$64,926	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.